Capital management (Schedule of Capital management) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of capital management [Abstract]
Total long-term debt	$ 8,828	$ 8,461	$ 8,150
Less: Cash and cash equivalents	(46,362)	(14,066)	(14,895)
Net debt	(37,534)	(5,605)
Equity	39,375	6,448	$ 4,317
Total capital	$ 1,841	$ 843